SUPPLEMENT DATED AUGUST 13, 2007 TO THE
FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2007

This Supplement supersedes the prior Supplement dated June 6, 2007.

On August 10, 2007, First Investors Insured Intermediate Tax Exempt Fund (“Insured Intermediate Fund”) and First Investors Florida Insured Tax Exempt Fund  (“Insured Florida Fund”) were reorganized into the First Investors Insured Tax Exempt Fund. As a result, the following changes should be made to the First Investors Tax Exempt Funds prospectus (“Prospectus”) to reflect the reorganizations of the Insured Intermediate and Insured Florida Funds.

1.

All references and discussions regarding the Insured Intermediate Fund in the Prospectus are deleted in their entirety.

2.

All references and discussions regarding the Insured Florida Fund in the Prospectus are deleted in their entirety.

3.

All references and discussions regarding the management of the Insured Intermediate Fund and Insured Florida Fund in the “Fund Management” section on page 66 are deleted in their entirety.

TE0807

SUPPLEMENT DATED AUGUST 13, 2007 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Connecticut Fund

Florida Fund

Massachusetts Fund

New Jersey Fund

New York Fund

Dated May 1, 2007

This Supplement supersedes the prior Supplement dated June 6, 2007.

On August 10, 2007, First Investors Florida Insured Tax Exempt Fund (“Insured Florida Fund”) was reorganized into the First Investors Insured Tax Exempt Fund. As a result, the following changes should be made to the prospectus to reflect the reorganization of the Insured Florida Fund.

1.  All references and discussions regarding the Insured Florida Fund are deleted in their entirety.

FL0807

SUPPLEMENT DATED AUGUST 13, 2007 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS

STATEMENT OF ADDTIONAL INFORMATION

TAX EXEMPT MONEY MARKET FUND INSURED INTERMEDIATE TAX EXEMPT FUND INSURED TAX EXEMPT FUND INSURED TAX EXEMPT FUND II

MASSACHUSETTS INSURED TAX EXEMPT FUND

MICHIGAN INSURED TAX EXEMPT FUND

MINNESOTA INSURED TAX EXEMPT FUND

MISSOURI INSURED TAX EXEMPT FUND

NEW JERSEY INSURED TAX EXEMPT FUND

NEW YORK INSURED TAX EXEMPT FUND

NORTH CAROLINA INSURED TAX EXEMPT FUND

OHIO INSURED TAX EXEMPT FUND

OREGON INSURED TAX EXEMPT FUND

PENNSYLVANIA INSURED TAX EXEMPT FUND

VIRGINIA INSURED TAX EXEMPT FUND

ARIZONA INSURED TAX EXEMPT FUND

CALIFORNIA INSURED TAX EXEMPT FUND

COLORADO INSURED TAX EXEMPT FUND

CONNECTICUT INSURED TAX EXEMPT FUND

FLORIDA INSURED TAX EXEMPT FUND

GEORGIA INSURED TAX EXEMPT FUND

MARYLAND INSURED TAX EXEMPT FUND

DATED MAY 1, 2007

1.

All references and discussions regarding the Insured Intermediate Tax Exempt Fund are deleted in their entirety.

2.

All references and discussions regarding the Florida Insured Tax Exempt Fund are deleted in their entirety.

3.

Add the following sentence at the end of the second paragraph on page I-3 in the section “History and Classification of the Funds”:

On August 10, 2007, the Insured Intermediate Tax Exempt Fund and Florida Insured Tax Exempt Fund were reorganized into the Insured Tax Exempt Fund.

4.

All references and discussions regarding Robert Morgan as a Portfolio Manager for the Insured Intermediate Tax Exempt Fund in the section “Portfolio Managers” on pages I-14 through I-17 are deleted in their entirety.

TESAI0807